Consolidated Statements of Income (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue		€ 6	€ 3,115	€ 3,540
Cost of Sales				(515)
Gross profit		6	3,115	3,025
Research and Development expenses		(25,196)	(23,577)	(22,908)
General & Administrative expenses		(9,070)	(10,387)	(9,310)
Other income		5,572	1,078	2,630
Other expenses		(191)	(8,399)	(41)
Amendment of Celdara Medical and Dartmouth College agreements				(24,341)
Write-off C-Cure and Corquest assets and derecognition of related liabilities				(1,932)
Operating Loss		(28,879)	(38,170)	(52,876)
Financial income		582	804	933
Financial expenses		(343)	(62)	(4,454)
Loss before taxes		(28,640)	(37,428)	(56,396)
Income taxes		8	0	1
Loss for the period	[1]	€ (28,632)	€ (37,427)	€ (56,395)
Weighted average number of shares outstanding		12,523,166	11,142,244	9,627,601
Basic and diluted loss per share (in €)		€ (2.29)	€ (3.36)	€ (5.86)

[1]	For 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.